Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 596,012	¥ 190,964
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Net income available to common shareholders of Mitsubishi UFJ Financial Group	587,042	181,994
Effect of dilutive instruments:
Convertible preferred stock-Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.		(576)
Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 587,042	¥ 181,418
Shares (Denominator):
Weighted average common shares outstanding	14,146,513	14,138,985
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	18,499	14,258
Weighted average common shares for diluted EPS computation	14,165,013	14,153,244
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.50	¥ 12.87
Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.44	¥ 12.82